Significant Accouting Policies (Earnings Per Share) (detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Earnings Per Share, Basic [Abstract]
Net (Loss) Earnings	$ 12,613	$ 54,458	$ 9,899
Deduct Preffered Stock Dividends	23	23	23
Undistributed Earnings, Basic	12,590	54,435	9,876
Undistributed Earnings Allocated to Participating Securities	115	544	160
Earnings (Loss) Attributable to Common Stock	$ 12,475	$ 53,891	$ 9,716
Weighted Average Number of Shares Outstanding, Basic	9,785	9,878	10,690
Basic Earnings (Loss) per Common Share	$ 1.27	$ 5.46	$ 0.91
Earnings Per Share, Diluted [Abstract]
Earnings (Loss) Attributable to Common Stock	$ 12,475	$ 53,891	$ 9,716
Dividends Convertible Preferred Stock Cash	20	20	20
Net Income (Loss) Available to Common Stockholders, Diluted	$ 12,495	$ 53,911	$ 9,736
Weighted Average Number of Shares Outstanding, Basic	9,785	9,878	10,690
ShareBasedCompensationArrangementByShareBasedPaymentAwardNumberOfAdditionalSharesAuthorized	2	3	5
Incremental Common Shares Attributable to Conversion of Preferred Stock	67	67	67
Weighted Average Number of Shares Outstanding, Diluted	9,854	9,948	10,762
Diluted Earnings (Loss) per Common Share	$ 1.27	$ 5.42	$ 0.9